LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - Estimated period to be canceled (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 1,227,171	$ 1,150,261	$ 912,850	$ 868,642
Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	373,337	233,118
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	853,834	917,143
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	229,193	247,529	241,774	194,680
Legal proceedings provision [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	9,449	7,892
Legal proceedings provision [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	219,744	239,637
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	997,978	902,732	$ 671,076	$ 673,962
Miscellaneous other provisions [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	363,888	225,226
Miscellaneous other provisions [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	$ 634,090	$ 677,506